Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 000
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description of the Ryder System, Inc. 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more comprehensive description of the Plan’s provisions.

General
The Plan, established January 1, 1993, is a defined contribution plan and, as such, is subject to some, but not all, of the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). It is excluded from coverage under Title IV of ERISA, which generally provides for guaranty and insurance of retirement benefits, and it is not subject to the funding requirements of Title I of ERISA. The Plan is, however, subject to those provisions of Title I and II of ERISA which, among other things, require that each participant be furnished with an annual financial report and a comprehensive description of the participant’s rights under the Plan, set minimum standards of responsibility applicable to fiduciaries of the Plan, and establish minimum standards for participation and vesting.

The Plan Administrator is the Ryder System, Inc. Retirement Committee. The Plan’s trustee and record-keeper are Fidelity Management Trust Co. and Fidelity Investments Institutional Operations Company, respectively.

Eligibility
Participation in the Plan is voluntary. In general, all employees on the United States (“U.S.”) payroll of Ryder System, Inc. and its subsidiaries (the “Company”) that have adopted the Plan are eligible to participate in the Plan. Newly hired employees are eligible to participate as soon as administratively practicable after hire. The following employees or classes of employees are not eligible to participate: (a) an employee who is in a unit of employees represented by a collective bargaining agent is excluded from participation in the Plan unless the unit has negotiated coverage under the Plan; (b) employees eligible to participate under another Company-sponsored qualified savings plan; and (c) leased employees.

Contributions
Participant Contributions
Participants may elect to contribute pre-tax dollars to the Plan by having their compensation reduced by a maximum of the lesser of: (a) 50% of compensation, (b) the Internal Revenue Service (“IRS”) limit of $23,500 and $23,000 for 2025 and 2024, respectively, or (c) such other amount as shall be determined by the Company’s Retirement Committee from time to time. Additionally, participants may elect to make after-tax and Roth contributions to the Plan.

Participants who reach age 50 during the calendar year may be eligible to make catch-up contributions up to $7,500, in addition to the IRS limit. Participants can also elect a direct rollover of an existing balance from a tax-qualified retirement or savings plan into the Plan. Participants may elect to contribute to any of the investment funds within the investment pool and may direct the record-keeper to transfer among investment options on a daily basis.

Employer Contributions
If a participant meets certain requirements related to employment date, age and service hours, the Company may contribute to the participant’s account. Company contributions are invested in the investment options in the same allocation percentages as each participant’s contributions.

Salaried and non-salaried employees that were hired prior to January 1, 2016, other than field hourly employees of Ryder Integrated Logistics, Inc. (“RIL”), a wholly-owned subsidiary of the Company and other employee groups as described below, are eligible to receive: (a) non-elective Company contributions equal to 3% of eligible pay, even if employees do not make contributions to the Plan, and (b) a 50% Company match of participant contributions of up to 5% of eligible pay, subject to IRS limits upon meeting eligibility requirements.

For field hourly employees hired by RIL prior to January 1, 2016, the Company will make a non-elective basic contribution of $400 on an annual basis whether or not the employee contributes to the Plan. If the employee contributes to the Plan, in addition to the basic contribution, the Company will match the first $300 at 100% and match the next $800 at 50%.

On January 1, 2016, the Plan was amended for new hires and re-hires. Effective January 1, 2016, the matching contributions for these employees, regardless of position, shall equal 50% company match of participant contributions up to 6% of eligible pay (the “Match”), subject to IRS limits upon meeting eligibility requirements.
Additionally, the Company contribution for all eligible salaried and non-salaried employees shall be made annually, as soon as practicable, following the last day of the Plan year in an amount equal to 3% of the participant’s eligible compensation for the Plan year. For field hourly employees of RIL, the $400 Company contribution will also be made annually, as soon as practicable, following the last day of the Plan year. An employee must be employed by the Company on December 31 of the Plan year to be eligible to receive the Plan year’s Company contribution. New hires or re-hires are not eligible to receive non-elective Company contributions.

The Company may make a discretionary matching contribution for salaried and non-salaried employees, other than RIL field hourly employees. This discretionary matching contribution may be based on the Company’s attainment of specified performance goals. Company contributions are for the benefit of those participants who meet eligibility requirements as defined by the Company’s Retirement Committee. For the years ended December 31, 2025 and 2024, the Company did not make any discretionary matching contributions.

Effective December 31, 2021, Ryder acquired Midwest Warehouse and Distribution System, which included the Midwest & Bedford 401(k) Profit Sharing Plan and Trust and the Logistics Resources, LLC 401(k) Profit Sharing Plan and Trust (the “Midwest Plans”). The acquired employees became eligible to participate in the Plan on January 1, 2023. At that time, all acquired employees who had one or more years of credited service became immediately eligible to receive the Match. Effective December 31, 2022, the Midwest Plans were merged into the Plan, and all protected features and benefits of the Midwest Plans remain protected under the Plan.

Effective January 1, 2022, Ryder acquired PLG Investments I, LLC (“Whiplash”). The acquired employees became eligible to participate in the Plan on October 1, 2022. At that time, all acquired employees became immediately eligible to receive the Match. For acquired employees, Company matching contributions, vest 100% immediately. Effective December 31, 2022, the Whiplash 401(k) Plan merged into the Plan, and all protected features and benefits of the Whiplash 401(k) Plan remain protected under the Plan.

Effective November 1, 2022, Ryder acquired DotCom Distribution (“DotCom”). The acquired employees became eligible to participate in the Plan effective January 1, 2024. At that time, all acquired employees became eligible to receive the Match. Effective March 28, 2024, the DotCom 401(k) Savings Plan was merged into the Plan, and all protected features and benefits of the DotCom 401(k) Savings Plan remain protected under the Plan. The transfer of assets of approximately $6.6 million was completed in March 2024.

Effective February 1, 2024, Ryder acquired Cardinal Logistics (“Cardinal”). The acquired employees became eligible to participate in the Plan effective July 1, 2024. At that time, all acquired employees became eligible to receive a 50% Company match of participant contributions up to 2% of eligible pay. Effective August 19, 2024, the Cardinal 401(k) Savings Plan was merged into the Plan, and all protected features and benefits of the Cardinal 401(k) Savings Plan remain protected under the Plan. The transfer of assets of approximately $82.0 million was completed in August 2024.

Effective August 1, 2024, Ryder acquired Pit Stop Fleet Services (“Pit Stop”). At that time, acquired employees were credited with all service at Pit Stop for purposes of match, eligibility, and vesting under the Plan.

Contributions are subject to certain IRS limits.

Vesting
Participants are immediately vested in their contributions plus earnings thereon. Upon completion of two years of service, participants vest 25% in the Company contributions and the earnings attributable to such contributions and 25% upon completion of each year thereafter until they are fully vested. Participants will also become fully vested in Company contributions and the earnings attributable to such contributions when they reach age 65, become permanently disabled or upon death while employed by the Company. RIL field hourly employees’ basic Company contributions and the match on the first $300 of participant contributions are immediately fully vested while the match on the next $800 of participant contributions follows the vesting schedule described above in this paragraph.

Participant Accounts
Each participant’s account is credited with the participant’s contribution and with allocations of: (a) the Company’s contribution and (b) Plan earnings, and charged with an allocation of administrative expenses. Expenses are allocated evenly across all eligible accounts for recordkeeping services. Loan and distribution expenses are charged directly to the respective participant. Trustee fees are allocated to participants’ accounts on a pro-rata basis based on the participant’s account balance. Earnings are currently allocated on a daily basis. The benefit for a participant is the benefit that can be provided from the participant’s vested account. Participants forfeit the nonvested portion of their accounts in the Plan upon termination of employment with the Company. Forfeited balances of terminated participants’ nonvested accounts are used to reduce future Company contributions. In 2025 and 2024, employer contributions were reduced by approximately $2.8 million and $3.0 million, respectively, from forfeited nonvested accounts. At December 31, 2025 and 2024, forfeited nonvested accounts available to reduce future employer contributions totaled approximately $0.5 million for both periods.

Notes Receivable from Participants
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their account balance. Loan terms range from 1-5 years or up to 15 years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and accrue interest at a fixed rate which is the current prime rate at the time of the loan initiation and used for the life of the loan. Changes to the prime rate are received from Reuters and are updated on the first business day of the quarter, for the life of the loan. Principal and interest is paid ratably through payroll deductions. All principal and interest payments are allocated to the Plan’s investment funds based on the participant’s investment elections at the time of payment. Loans which are granted and repaid in compliance with the Plan provisions will not be considered distributions to the participant for tax purposes.

Benefits Paid
If a participant leaves the Company, the participant is entitled to receive the vested value of the account balance. If a participant’s vested account value is $1,000 or less, it will be paid as an automatic distribution. As of December 31, 2025 and 2024, there were no automatic cash distributions pending. However, if the vested account balance is greater than $1,000 but less than or equal to $7,000 and the participant does not make an affirmative election, the balance will be automatically rolled over to an individual retirement account in accordance with the Plan document. If the vested value of the account balance is greater than $7,000, or $1,000 prior to 2024, a participant may request an immediate lump-sum payment, or choose to delay payment to a later date, but not beyond April 1st of the year after the participant reaches age 73. Participants may request a withdrawal of all or a portion of their elective contribution account balance if they can demonstrate financial hardship as defined by the Plan. Such amounts will be considered distributions to the participant for income tax purposes.